BORROWINGS - Corporate Borrowings credit facilities and medium term notes narrative (Details) $ in Millions, $ in Millions	Dec. 31, 2020 USD ($)	Sep. 14, 2020 USD ($)	Sep. 14, 2020 CAD ($)	Aug. 11, 2020 USD ($)	Aug. 11, 2020 CAD ($)	Apr. 03, 2020 USD ($)	Apr. 03, 2020 CAD ($)	Dec. 31, 2019 USD ($)
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Borrowings	$ 18,082							$ 17,300
Commercial paper
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Notional amount	$ 3							0
Weighted-average Interest rate (%)	0.40%
Medium Term Notes
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Notional amount	$ 2,140							$ 1,808
Weighted-average Interest rate (%)	3.90%							4.10%
Available portion of corporate credit facilities
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Notional amount	$ 1,750
Available portion of corporate credit facilities | Brookfield Renewable
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Notional amount	1,750
Series 11 (C$475) | Medium Term Notes
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Notional amount	$ 373							$ 231
Borrowings						$ 124	$ 175
Weighted-average Interest rate (%)	4.30%					4.25%	4.25%	4.30%
Series 12 (C$475) | Medium Term Notes
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Notional amount	$ 373							$ 231
Borrowings						$ 124	$ 175
Weighted-average Interest rate (%)	3.40%					3.38%	3.38%	3.40%
Series 14 (C$425) | Medium Term Notes
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Notional amount	$ 334							$ 0
Borrowings				$ 319	$ 425
Weighted-average Interest rate (%)	3.30%			3.33%	3.33%			0.00%
Series 8 (C$400) | Medium Term Notes
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Notional amount	$ 0							$ 308
Borrowings	$ 400	$ 304	$ 400
Weighted-average Interest rate (%)	0.00%							4.80%